                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

TAX-EXEMPT MONEY MARKET FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2008


RIVERSOURCE TAX-EXEMPT MONEY
MARKET FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH AS HIGH A LEVEL
OF CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND
STABILITY OF PRINCIPAL.

                                                    (SINGLE-STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      4

Fund Expenses Example...............      8

Portfolio of Investments............      9

Financial Statements................     16

Notes to Financial Statements.......     19

Approval of Investment Management
   Services Agreement...............     25

Proxy Voting........................     27

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Money Market Fund (the Fund) gained 0.79% for the six months ended June 30, 2008.

> The annualized simple yield was 1.08% and the annualized compound yield was also 1.08% for the seven-day period ended June 30, 2008.

> The annualized simple and compound yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2008)
--------------------------------------------------------------------------------

                                6 months*   1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money
  Market Fund                    +0.79%     +2.31%   +2.55%    +1.80%     +1.99%
--------------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
   X                       HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
----------------------------------------

Weighted average maturity(1)      46 days
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                             Total
--------------------------------------
                             0.70%
--------------------------------------

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,
RiverSource Tax-Exempt Money Market Fund (the Fund) gained 0.79% for the six months ended June 30, 2008. The annualized simple yield was 1.08% and the annualized compound yield was also 1.08% for the seven-day period ended June 30, 2008. The annualized simple and compound yields more closely reflect the current earnings of the Fund than the total return.

SIGNIFICANT PERFORMANCE FACTORS
Dramatic action by the Federal Reserve System (the Fed) and uncertainty about the relative strength or weakness of economic growth had the greatest effect on the Fund's results. Financial markets remained under considerable stress during this period as consumer spending slowed, labor markets softened, credit conditions tightened and the housing market contraction continued to weigh on economic growth. Inflation also became a tangible concern during the period. In response to these conditions and in an effort to alleviate ongoing market stresses, the Fed acted aggressively during the first months of 2008 through both interest rate cuts and the creation of new lending facilities. The Fed cut interest rates four times by a total of 225 basis points (2.25%) during the period, bringing the targeted federal funds rate to 2.00%. Following the downward path of the targeted federal funds rate, tax-exempt money market yields moved lower.

Within the tax-free money market area, the failure of the tax-exempt auction-rate securities* market, driven in part by unprecedented balance sheet stress at financial companies, was also a major factor. The unwinding of the auction-rate securities market led to an increased supply in variable-rate bonds eligible for money market funds. However, this increase in variable-rate bond supply did not drive rates up dramatically, due to the increase in demand, as holders of auction-rate securities looked for new municipal cash-equivalent instruments. Further driving an increase in demand for variable-rate products was the collapse of some tender option bond programs,** as liquidity became increasingly important. Activity in the tender option bond program market began to pick up in the last months of the period and, at the end of June, was anticipated to continue.

SECTOR DIVERSIFICATION (at June 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Municipal Notes                                      100%
--------------------------------------------------------------

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Another related factor that impacted the tax-exempt fixed income market during the period was municipal bond insurers' exposure to certain securities. The municipal bond insurer meltdown during the period led the municipal market to value bonds based on underlying credit quality rather than on bond insurer ratings. It is important to note that the Fund's assets remained concentrated in the highest quality securities during the period. It remained our policy throughout the period to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with a focus on fundamentals and little reliance on the insurers themselves.

CHANGES TO THE FUND'S PORTFOLIO
We did not make any material changes to the Fund's portfolio during the semiannual period, but strategically adjusted its average weighted maturity as market conditions shifted. The Fund began the six-month period with an average weighted maturity of 35 days. As of June 30, 2008, the average weighted maturity of the Fund was 46 days.

While the tax-exempt money market yield curve grew steeper during the semiannual period overall, meaning longer-term yields were higher than shorter-term yields, the Fund was primarily invested in daily and weekly floating rate securities, which are reset in line with changes in market interest rates. We implemented this strategy to better maintain liquidity and

TOP TEN STATES (at June 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Minnesota                                           16.0%
--------------------------------------------------------------
Illinois                                             7.8%
--------------------------------------------------------------
Tennessee                                            7.3%
--------------------------------------------------------------
Georgia                                              6.2%
--------------------------------------------------------------
Texas                                                4.2%
--------------------------------------------------------------
Oregon                                               3.9%
--------------------------------------------------------------
Michigan                                             3.8%
--------------------------------------------------------------
Alabama                                              3.6%
--------------------------------------------------------------
Arizona                                              3.5%
--------------------------------------------------------------
Virginia                                             3.5%
--------------------------------------------------------------

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

At the end of June, the federal funds futures market expected a 25 basis point (0.25%) interest rate increase by year-end 2008 and a further rise in rates through at least the first half of 2009.

flexibility in anticipation of locking in more attractive yields going forward. Also, variable rate debt yields were, in our view, attractive compared to fixed rate securities with the ongoing conversion of auction-rate debt.

OUR FUTURE STRATEGY
At the end of June, the federal funds futures market expected a 25 basis point (0.25%) interest rate increase by year-end 2008 and a further rise in rates through at least the first half of 2009. The tax-exempt money market yield curve appeared to be growing steeper a bit further with these expectations. Of course, as economic growth is expected to remain weak for a period of time, the Fed will seek to meet its dual mandate of price stability and growth. Factors that the Fed must consider over the coming months include the potential for stabilization of the housing and mortgage sectors as keys to financial sector stabilization, high energy prices that may continue to push up inflation, ongoing pressures on the U.S.
dollar, and continued commercial loan provisioning and investment bank write-offs.

Given this view, we currently intend to position the Fund for a higher interest rate environment. At the same time, we intend to continue to look for opportunities to lengthen the Fund's average weighted maturity through the purchase of highly rated fixed-rate securities as we seek to lock in the higher yields of an upward sloping yield curve.
We will, of course, continue to closely monitor

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on high quality investments with minimal credit risk while seeking competitive yields. Our objective remains to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Dan Tronstad
Portfolio Manager

 * An auction rate security (ARS) typically refers to a debt instrument with a long-term nominal maturity for which the interest rate is reset through a dutch auction. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. Based on the submitted bids, the auction agent will set the next interest rate by determining the lowest rate to clear the total outstanding amount of ARS. ARS holders do not have the right to put their securities back to the issuer; as a result no bank liquidity facility is required.

** Tender option bond programs are programs in which investors effectively earn the fixed rates on long-term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JAN. 1, 2008    JUNE 30, 2008   THE PERIOD(A)   EXPENSE RATIO
------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $1,007.90         $3.34           .67%
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.53         $3.37           .67%
------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b)  Based on the actual return of +0.79 for the six months ended June 30, 2008.

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL NOTES (106.1%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
ALABAMA (3.8%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
  10-01-22                           2.20%        $5,550,000(e)           $5,550,000
------------------------------------------------------------------------------------

ALASKA (3.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Corporation Pipeline Project
 V.R.D.N. Series 1993A
  12-01-33                           1.95          1,800,000(e)            1,800,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Corporation Pipeline Project
 V.R.D.N. Series 1993C
  12-01-33                           1.95          1,400,000(e)            1,400,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
  12-01-29                           2.33            500,000(e)              500,000
City of Valdez
 Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1985
  10-01-25                           2.33            900,000(e)              900,000
                                                                     ---------------
Total                                                                      4,600,000
------------------------------------------------------------------------------------

ARIZONA (3.8%)
Salt River Project Agriculture
 C.P.
  07-11-08                           1.54          1,000,000               1,000,000
  08-01-08                           1.55          1,500,000               1,500,000
  08-04-08                           1.55          3,000,000               3,000,000
                                                                     ---------------
Total                                                                      5,500,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

CONNECTICUT (2.7%)
Town of Fairfield
 Unlimited General Obligation Notes
 B.A.N. Series 2007
  07-25-08                           3.56%        $4,000,000              $4,001,518
------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.8%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
  03-01-28                           1.57          1,100,000(e)            1,100,000
------------------------------------------------------------------------------------

FLORIDA (0.4%)
Collier County Health Facilities Authority
 Revenue Bonds
 Cleveland Clinic Fairview Hospital
 V.R.D.N. Series 2003C-1 (JP Morgan Chase & Co)
  01-01-35                           1.70            600,000(e)              600,000
------------------------------------------------------------------------------------

GEORGIA (6.5%)
DeKalb County Hospital Authority
 Revenue Bonds
 DeKalb Medical Center Project
 V.R.D.N. Series 2003B (Wachovia Bank) FSA
  09-01-31                           1.47          4,860,000(e)            4,860,000
Fulton County Development Authority
 Revenue Bonds
 Woodward Academy Incorporated Project
 V.R.D.N. Series 2002 (Suntrust Bank)
  12-01-27                           1.53          4,700,000(e)            4,700,000
                                                                     ---------------
Total                                                                      9,560,000
------------------------------------------------------------------------------------

IDAHO (3.5%)
State of Idaho
 Unlimited General Obligation Notes
 T.A.N. Series 2008
  06-30-09                           1.72          5,000,000               5,062,700
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  9

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

ILLINOIS (8.2%)
City of Chicago
 Revenue Bonds
 2nd Lien
 V.R.D.N. Series 1999 (Bank One)
  11-01-30                           1.45%        $3,065,000(e)           $3,065,000
County of Cook
 Unlimited General Obligation Bonds
 Capital Improvement
 V.R.D.N. Series 2002B
 (Landesbank Hessen-Thuringen Girozentrale)
  11-01-31                           1.53          4,000,000(e)            4,000,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
  01-01-23                           1.68          1,000,000(e)            1,000,000
State of Illinois
 Unlimited General Obligation Bonds
 V.R.D.N Series 2003B (Depfa Bank)
  10-01-33                           1.60          4,000,000(e)            4,000,000
                                                                     ---------------
Total                                                                     12,065,000
------------------------------------------------------------------------------------

INDIANA (0.2%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
  02-01-22                           2.05            300,000(e)              300,000
------------------------------------------------------------------------------------

KENTUCKY (3.2%)
Newport
 Revenue Bonds
 V.R.D.N Series 2002 (U.S. Bank)
  04-01-32                           1.63          3,400,000(e)            3,400,000
Williamsburg
 Refunding & Improvement Revenue Bonds
 Cumberland Project
 V.R.D.N. Series 2002 (Fifth Third Bank)
  09-01-32                           1.59          1,225,000(e)            1,225,000
                                                                     ---------------
Total                                                                      4,625,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

LOUISIANA (3.2%)
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC Project
 V.R.D.N. Series 2003A (SunTrust Bank)
  09-01-14                           1.50%          $400,000(e)             $400,000
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Deepwater Port
 V.R.D.N. Series 2003B (Bank One)
  09-01-14                           1.55          4,250,000(e)            4,250,000
                                                                     ---------------
Total                                                                      4,650,000
------------------------------------------------------------------------------------

MARYLAND (2.1%)
Maryland Health & Higher Education
 C.P.
  07-10-08                           1.40          1,000,000               1,000,000
  07-11-08                           1.54          2,000,000               2,000,000
                                                                     ---------------
Total                                                                      3,000,000
------------------------------------------------------------------------------------

MASSACHUSETTS (3.1%)
Massachusetts School Building Authority
 C.P.
  07-07-08                           1.84          3,000,000               3,000,000
  08-07-08                           1.44          1,500,000               1,500,000
                                                                     ---------------
Total                                                                      4,500,000
------------------------------------------------------------------------------------

MICHIGAN (4.0%)
Northville Township Economic Development Corporation
 Revenue Bonds
 Thrifty Northville Incorporated Project
 V.R.D.N. Series 1984 (Fifth Third Bank)
  05-01-14                           1.59          4,900,000(e)            4,900,000
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
  12-01-19                           2.05          1,000,000(e)            1,000,000
                                                                     ---------------
Total                                                                      5,900,000
------------------------------------------------------------------------------------

MINNESOTA (16.9%)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
  09-01-29                           2.43            291,000(e)              291,000

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
MINNESOTA (CONT.)
Center City
Revenue Bonds
Hazelden Foundation Project
V.R.D.N. Series 2005 (Bank of New York)
  11-01-35                           2.40%        $3,000,000(e)           $3,000,000
Cohasset
 Refunding Revenue Bonds
 Minnesota Power & Light Company Project
 V.R.D.N. Series 1997A (LaSalle Bank)
  06-01-20                           1.55          4,930,000(e)            4,930,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
  10-01-30                           2.40          1,500,000(e)            1,500,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
  10-01-32                           2.40          3,750,000(e)            3,750,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
  10-01-20                           2.40            900,000(e)              900,000
Minnesota School District Capital Equipment
 Borrowing Program
 Certificate of Participation
 Aid Anticipation Certificates
 Series 2007
 (School District Credit Enhancement Program)
  08-28-08                           3.55          2,930,000               2,933,849
Rochester Minnesota Health Care Facility
 C.P.
  08-01-08                           1.55          2,000,000               2,000,000
Southern Minnesota Municipal Power
 C.P.
  07-10-08                           1.52          4,000,000               4,000,000
  10-16-08                           1.78          1,500,000               1,500,000
                                                                     ---------------
Total                                                                     24,804,849
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

MISSISSIPPI (2.5%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  06-01-23                           2.50%          $300,000(e)             $300,000
  06-01-23                           3.00          3,300,000(e)            3,300,000
                                                                     ---------------
Total                                                                      3,600,000
------------------------------------------------------------------------------------

MISSOURI (0.3%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
  09-01-30                           2.10            500,000(e)              500,000
------------------------------------------------------------------------------------

NEBRASKA (2.5%)
Nebraska Public Power District
 C.P.
  07-08-08                           2.14          3,600,000               3,600,000
------------------------------------------------------------------------------------

NEVADA (2.1%)
Las Vegas Valley Water District
 C.P.
  08-05-08                           1.50          3,100,000               3,100,000
------------------------------------------------------------------------------------

NEW MEXICO (3.3%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
  09-01-24                           1.85          4,795,000(e)            4,795,000
------------------------------------------------------------------------------------

NEW YORK (0.3%)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2
 (Bank of America)
  08-01-34                           2.40            400,000(e)              400,000
------------------------------------------------------------------------------------

OREGON (4.2%)
State of Oregon
 Unlimited General Obligation Notes
 T.A.N. Series 2008A
  06-30-09                           3.00          6,000,000               6,076,800
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  11

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

PENNSYLVANIA (3.1%)
Bucks County Industrial Development Authority
 Revenue Bonds
 SHV Real Estate Incorporated
 V.R.D.N. Series 1985 (ABN AMRO Bank)
  07-01-15                           1.60%        $1,400,000(e)           $1,400,000
Pennsylvania State Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995C
 (Morgan Guaranty Trust)
  11-01-29                           1.65          1,900,000(e)            1,900,000
Pennsylvania State Higher Educational Facilities
 Authority Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995D
 (Morgan Guaranty Trust)
  11-01-30                           1.65          1,200,000(e)            1,200,000
                                                                     ---------------
Total                                                                      4,500,000
------------------------------------------------------------------------------------

TENNESSEE (7.7%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                           2.50          1,625,000(e)            1,625,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
  01-01-33                           2.50            400,000(e)              400,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
  07-01-34                           2.50          2,125,000(e)            2,125,000
Metropolitan Government Nashville & Davidson County
 Health & Educational Facilities Board
 Revenue Bonds
 Belmont University Project
 V.R.D.N Series 2002 (SunTrust Bank)
  12-01-22                           1.50          2,550,000(e)            2,550,000

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)
TENNESSEE (CONT.)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
  04-01-32                           2.50%        $1,720,000(e)           $1,720,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
  02-01-36                           2.50          2,900,000(e)            2,900,000
                                                                     ---------------
Total                                                                     11,320,000
------------------------------------------------------------------------------------

TEXAS (4.4%)
Harris County Industrial Development Corporation
 Revenue Bonds
 Exxon Mobil Corporation
 V.R.D.N. Series 1984
  03-01-24                           2.33            700,000(e)              700,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
  10-01-24                           2.50            600,000(e)              600,000
San Antonio Electric & Gas
 C.P.
  07-08-08                           1.65          2,160,000               2,160,000
State of Texas
 Limited General Obligation Notes
 T.R.A.N Series 2007
  08-28-08                           3.58          3,000,000               3,003,761
                                                                     ---------------
Total                                                                      6,463,761
------------------------------------------------------------------------------------

UTAH (2.7%)
Intermountain Power Agency
 C.P.
  07-01-08                           1.54          4,000,000               4,000,000
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

VIRGINIA (3.7%)
Chesapeake Hospital Authority
 Revenue Bonds
 Chesapeake General Hospital
 V.R.D.N. Series 2001A (SunTrust Bank)
  07-01-31                           1.53%        $4,000,000(e)           $4,000,000
Williamsburg Industrial Development Authority
 Revenue Bonds
 Colonial Williamsburg
 V.R.D.N Series 2000 (Wachovia Bank)
  10-01-35                           1.46          1,440,000(e)            1,440,000
                                                                     ---------------
Total                                                                      5,440,000
------------------------------------------------------------------------------------

WASHINGTON (0.4%)
Energy Northwest
 Refunding Revenue Bonds
 V.R.D.N. 1st Series 1993A-3
 (Morgan Guaranty Trust)
  07-01-17                           1.40            555,000(e)              555,000
------------------------------------------------------------------------------------

WISCONSIN (1.9%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
  12-01-20                           1.55          2,715,000(e)            2,715,000
------------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(B,C,D)                        YIELD        MATURITY                   VALUE(A)

WYOMING (1.5%)
Lincoln County
 Revenue Bonds
 Exxon Mobil Corporation Project
 V.R.D.N. Series 1984A
  11-01-14                           2.33%        $1,000,000(e)           $1,000,000
Lincoln County
 Revenue Bonds
 Exxon Project
 V.R.D.N. Series 1984C
  11-01-14                           2.33            500,000(e)              500,000
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N Series 1993
  08-15-20                           1.70            700,000(e)              700,000
                                                                     ---------------
Total                                                                      2,200,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $155,084,268)(f)                                                 $155,084,628
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  13

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2008.

(f) Also represents the cost of securities for federal income tax purposes at June 30, 2008.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                             FAIR VALUE AT JUNE 30, 2008
                          ------------------------------------------------------------------
                              LEVEL 1           LEVEL 2
                           QUOTED PRICES         OTHER          LEVEL 3
                             IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                            MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
--------------------------------------------------------------------------------------------
Investments in
   securities                   $--           $155,084,628        $--           $155,084,628

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value (identified cost
   $155,084,268)                                                $155,084,628
Cash                                                               1,221,058
Capital shares receivable                                            397,272
Accrued interest receivable                                          619,813
Receivable for investment securities sold                            635,825
----------------------------------------------------------------------------
Total assets                                                     157,958,596
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     17,893
Capital shares payable                                               559,358
Payable for investment securities purchased                       11,139,140
Accrued investment management services fees                            3,968
Accrued distribution fees                                             23,794
Accrued transfer agency fees                                              40
Accrued administrative services fees                                     721
Other accrued expenses                                                44,949
----------------------------------------------------------------------------
Total liabilities                                                 11,789,863
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $146,168,733
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,462,234
Additional paid-in capital                                       144,729,068
Accumulated net realized gain (loss)                                 (22,929)
Unrealized appreciation (depreciation) on investments                    360
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $146,168,733
============================================================================
Shares outstanding                                               146,223,356
----------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $       1.00
----------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $1,555,620
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                228,111
Distribution fees                                                   69,124
Transfer agency fees                                                53,516
Administrative services fees                                        41,475
Compensation of board members                                        1,442
Custodian fees                                                      11,270
Printing and postage                                                21,670
Registration fees                                                   22,184
Professional fees                                                   14,876
Other                                                                2,551
--------------------------------------------------------------------------
Total expenses                                                     466,219
   Earnings and bank fee credits on cash balances                   (6,077)
--------------------------------------------------------------------------
Total net expenses                                                 460,142
--------------------------------------------------------------------------
Investment income (loss) -- net                                  1,095,478
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     (145)
Net change in unrealized appreciation (depreciation) on
   investments                                                         360
--------------------------------------------------------------------------
Net gain (loss) on investments                                         215
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $1,095,693
==========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        JUNE 30, 2008      DEC. 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  1,095,478      $   3,686,604
Net realized gain (loss) on investments                          (145)                --
Net change in unrealized appreciation (depreciation)
   on investments                                                 360                 --
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               1,095,693          3,686,604
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                   (1,095,478)        (3,713,525)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                             102,472,696        202,663,665
Net asset value of shares issued for reinvestment of
   distributions                                            1,091,122          3,585,516
Payments for redemptions of shares                        (99,805,786)      (181,517,734)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             3,758,032         24,731,447
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     3,758,247         24,704,526
Net assets at beginning of period                         142,410,486        117,705,960
----------------------------------------------------------------------------------------
Net assets at end of period                              $146,168,733      $ 142,410,486
========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JUNE 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Money Market Fund (the Fund) is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT 19 more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the six months ended June 30, 2008 was 0.33% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended June 30, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2008, other expenses paid to this company were $63.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former

--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.74% of the Fund's average daily net assets.

EARNINGS AND BANK FEE CREDITS

During the six months ended June 30, 2008, the Fund's custodian and transfer agency fees were reduced by $6,077 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $166,543,167 and $152,248,854, respectively, for the six months ended June 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT 21 emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended June 30, 2008.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2007, that if not offset by capital gains will expire as follows:

2008    2010      2013
$166   $18,332   $4,286

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  23

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED DEC. 31,            2008(H)           2007           2006           2005           2004
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01            .03            .03            .02            .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)          (.03)          (.03)          (.02)          (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $146           $142           $118           $120           $128
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(b)                   .67%(c)        .70%           .73%           .74%           .73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .67%(c)        .63%           .73%           .74%           .73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.59%(c)       2.99%          2.70%          1.68%           .48%
-----------------------------------------------------------------------------------------------------------
Total return                               .79%(f)       3.09%          2.79%(g)       1.71%           .50%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(c)  Adjusted to an annual basis.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended June 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits were 0.61% for the year ended Dec. 31, 2007.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(f)  Not annualized.
(g) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(h)  Six months ended June 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  25

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 SEMIANNUAL REPORT  27

     RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6428 Y (8/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 3, 2008